INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
2018	¥ 41,760			$ 6,418
2019	41,281			6,345
2020	38,981			5,991
2021	36,749			5,648
2022 and thereafter	132,315			20,337
Intangible assets, net	¥ 291,086	$ 44,739	¥ 61,547	$ 44,739